Unaudited Condensed Consolidated Statements of Financial Position - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	€ 296,382	€ 328,920
Right-of-use assets	1,122,183	1,311,809
Intangible assets	90,789	138,905
Other assets	283,784	308,066
Financial assets	18,951,267	2,900,902
Total non-current assets	20,744,405	4,988,602
Current assets
Inventories	578,705
Current other assets	6,405,867	14,170,510
Current tax assets	2,925,037	1,432,087
Financial assets from government grants	5,193,246	732,971
Other financial assets	77,601,286	64,810,135
Cash and cash equivalents	19,515,959	16,265,355
Total current assets	112,220,100	97,411,058
TOTAL ASSETS	132,964,505	102,399,660
Equity
Issued capital	7,065,993	5,364,452
Share premium	334,211,338	282,552,633
Other capital reserves	38,874,961	36,635,564
Accumulated deficit	(262,746,253)	(243,460,290)
Other components of equity	7,239,965	7,257,081
Total equity	124,646,004	88,349,440
Non-current liabilities
Lease liabilities	814,560	987,307
Other liabilities	36,877	36,877
Total non-current liabilities	851,437	1,024,184
Current liabilities
Trade and other payables	5,200,809	4,987,538
Liabilities from government grants	801,632	6,209,266
Lease liabilities	356,099	369,376
Employee benefits	900,474	1,312,248
Other liabilities	208,051	147,608
Total current liabilities	7,467,065	13,026,036
Total Liabilities	8,318,502	14,050,220
TOTAL EQUITY AND LIABILITIES	€ 132,964,505	€ 102,399,660